The Company (Details) (USD $)	0 Months Ended					1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended								0 Months Ended		0 Months Ended					0 Months Ended					1 Months Ended	9 Months Ended	0 Months Ended	1 Months Ended	9 Months Ended	0 Months Ended		1 Months Ended	9 Months Ended				0 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended			0 Months Ended		9 Months Ended
	Sep. 30, 2013	Aug. 27, 2013	Aug. 27, 2012	May 27, 2011	Dec. 07, 2010	May 31, 2011	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 On all Convertible Preference Shares Being Converted into Common Shares of Subsidiary [Member] Common Stock [Member]	Sep. 30, 2013 On all Convertible Preference Shares Being Converted into Common Shares of Subsidiary [Member] Preferred Stock [Member]	Sep. 30, 2013 On all Convertible Preference Shares Being Converted into Common Shares of Subsidiary [Member]	Dec. 31, 2012 On all Convertible Preference Shares Being Converted into Common Shares of Subsidiary [Member]	May 27, 2011 Series A-1 [Member]	May 27, 2011 Series A-2 [Member]	May 27, 2011 Private Placement [Member] Series A-2 Convertible Preferred Stock [Member]	May 27, 2011 Private Placement [Member] Convertible Promissory Notes Payable [Member]	Aug. 27, 2013 Securities Exchange Agreement, Securities Obtained from Investors in Transaction [Member] Common Stock [Member]	Aug. 27, 2013 Securities Exchange Agreement, Securities Obtained from Investors in Transaction [Member] Warrant [Member]	Aug. 27, 2013 Securities Exchange Agreement, Securities Obtained from Investors in Transaction [Member] Series 1 Convertible Preferred Stock [Member]	Aug. 27, 2013 Securities Exchange Agreement, Securities Obtained from Investors in Transaction [Member] Series A-1 Convertible Preferred Stock [Member]	Aug. 27, 2013 Securities Exchange Agreement, Securities Obtained from Investors in Transaction [Member] Convertible Promissory Note [Member]	Aug. 27, 2013 Securities Exchange Agreement, Securities Obtained from Investors in Transaction [Member]	Aug. 27, 2013 Relative Fair Value of Securities Surrendered in 2013 Exchange [Member] Convertible Promissory Note [Member]	Aug. 27, 2013 Relative Fair Value of Securities Surrendered in 2013 Exchange [Member]	Sep. 30, 2013 2013 Private Placement [Member] Common Stock [Member]	Aug. 27, 2013 2013 Private Placement [Member] Common Stock [Member]	Sep. 30, 2013 2013 Private Placement [Member] Common Stock [Member]	Sep. 30, 2013 2013 Private Placement [Member] Common Stock [Member]	Aug. 27, 2013 2013 Private Placement [Member] Series 1 Convertible Preferred Stock [Member]	Sep. 30, 2013 2013 Private Placement [Member] Series 1 Convertible Preferred Stock [Member]	Sep. 30, 2013 2013 Private Placement [Member] Series 1 Convertible Preferred Stock [Member]	Sep. 30, 2013 2013 Private Placement [Member]	Aug. 27, 2013 2013 Private Placement [Member]	Sep. 30, 2013 2013 Private Placement [Member]	Sep. 30, 2013 2013 Private Placement [Member]	Sep. 30, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2012 Preferred Stock [Member]	May 27, 2011 Series A-1 Convertible Preferred Stock [Member]	May 27, 2011 Warrant [Member]	Sep. 30, 2013 Warrant [Member]	Sep. 30, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Sep. 30, 2012 Warrant [Member]	Sep. 30, 2013 Placement Agent [Member]	Aug. 27, 2013 Placement Agent [Member]	Sep. 30, 2013 Series 1 Convertible Preferred Stock [Member]	Aug. 27, 2013 Series 1 Convertible Preferred Stock [Member]
The Company (Details) [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent												100.00%	8.20%	72.80%	72.80%																									100.00%	8.20%
Sale of Stock, Number of Shares Issued in Transaction (in Shares)																				1,067,317	2,369,000	2,987.0167						684,500	5,209,250		5,893,750	646.0351		646.0351								2,937,500
Share Price (in Dollars per share)	$ 1.96						$ 1.96	$ 1.96		$ 0.03						$ 5.20	$ 5.70										$ 2.00												$ 1.99					$ 1.96	$ 1.96	$ 0.03	$ 0.16	$ 7.95	$ 1.96	$ 2.00
Debt Instrument, Face Amount	$ 15,275,000						$ 15,275,000	$ 15,275,000		$ 15,275,000	$ 15,275,000								$ 15,275,000					$ 17,084,894
Debt Conversion, Convertible Instrument, Shares Issuable (in Shares)																		2,679,824											1,625,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)				56,173,248						1,051,074															565,180										12,500		12,500	12,500						7,398,470	7,398,470
Investment Warrants, Exercise Price (in Dollars per share)				$ 0.62
Gross Proceeds From Private Placement				30,550,000				15,037,500																											1,369,000	13,668,500		15,037,500							4,177,673						2,351,376
Debt Issuance Cost				2,524,963																																						886,422	806,039
Damage For Liquidation				532,161
Proceeds from Issuance of Private Placement				27,492,876
Selling Expense				2,120,125
Stockholders' Equity Note, Stock Split, Conversion Ratio		99.39
Stockholders' Equity, Reverse Stock Split		Every 99.39 outstanding shares of common stock became one share of common stock. No fractional shares were issued in connection with the Reverse Split. Stockholders who were otherwise entitled to receive a fractional share of common stock received one whole share of common stock. The Reverse Split did not change the number of shares of common or preferred stock that the Company is authorized to issue, or the par value of the Company's common or preferred stock.
Stockholders' Equity Note, Changes in Capital Structure, Retroactive Impact		The Reverse Split resulted in a proportionate adjustment to the per share exercise price and the number of shares of common stock issuable upon the exercise of outstanding warrants and stock options, as well as the number of shares of common stock eligible for issuance under the 2008 Stock Incentive Plan. All of the information in these financial statements has been presented to reflect the impact of the one-for-99.39 Reverse Split on a retroactive basis.
Private Placement, Securities Puchased by Investors, Description						i) certain shares of SeriesA-1 Convertible Preferred Stock, par value $0.001 per share, (ii) certain Convertible Promissory Notes convertible into shares of SeriesA-2 Convertible Preferred Stock, par value $0.001 per share, and (iii) certain warrants (the "2011 Warrants" and together with the SeriesA-1 Preferred Shares and the Convertible Notes, the "2011 Securities") to purchase shares of common stock.
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.001	$ 0.001					$ 0.001	$ 0.001		$ 0.001	$ 0.001																																									$ 0.001
Preferred Stock, Liquidation Preference, Value (in Dollars)																							17,081,913
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				56,173,248						1,051,074															565,180										12,500		12,500	12,500						7,398,470	7,398,470
Sale of Stock, Number of Shares Issued in Transaction																				1,067,317	2,369,000	2,987.0167						684,500	5,209,250		5,893,750	646.0351		646.0351								2,937,500
Class of Warrant or Right, Date before which Warrants or Rights Exercisable																									Aug. 27, 2018
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)																									$ 2.60										$ 2.60		$ 2.60	$ 2.60
Fair Value Assumptions, Expected Volatility Rate																											84.26%																						85.06%	84.27%
Fair Value Assumptions, Risk Free Interest Rate																											1.16%																						1.01%	1.16%
Fair Value Assumptions, Expected Dividend Rate																											0.00%																						0.00%	0.00%
Fair Value Assumptions, Expected Term				3 years 6 months	5 years																						4 years																						4 years	4 years
Debt Instrument, Fair Value Disclosure (in Dollars)																										10,422,956
Long-term Debt, Gross (in Dollars)	17,084,894						17,084,894	17,084,894		16,537,028	15,735,383															5,452,546
Gains (Losses) on Extinguishment of Debt (in Dollars)							(4,970,410)	(4,970,410)																		(4,970,410)
Sale of Stock, Consideration Received Per Transaction (in Dollars)																																					50,000
Sale of Stock, Number of Shares in Each Unit Sold																														25,000			9.9390
Debt Conversion, Convertible Instrument, Shares Issuable																		2,679,824											1,625,000
Sale of Stock, Number of Warrants Issued in Transaction																																			342,250	3,417,129		3,759,379
Payments of Stock Issuance Costs (in Dollars)								2,791,359																														2,791,359													604,387
Issuance Of Warrants To Placement Agent (in Dollars)								1,147,021																														1,147,021
Warrants, Exercisable Period																																						5 years
Payment for Placement Agent Fees (in Dollars)																																						1,339,750
Placement Agent, Initial Warrant Unit Issued			23.34
Placement Agent, Final Warrant Unit Issued	2.54
Class of Warrant or Right Price of Securities Called by Each Unit Warrant (in Dollars per Item)																																																	50,000
Warrant Issued, Fair Value (in Dollars)																																												$ 7,962,081		$ 102,695	$ 655,219		$ 110,416	$ 1,036,605